Investment Contract with Insurance Company (Details) - EBP Prud ESP	12 Months Ended
Dec. 31, 2025
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investment contract with insurance company, crediting rate	3.50%
Investment contract with insurance company, liquidation period	4 years